UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)

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                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

Registrant invests substantially all of its assets in Man-Glenwood Lexington TEI, LDC, which in turn invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company Act file number 811-21285, the "Portfolio Company"). As of June 30, 2009, the registrant owned 54.53% of the Portfolio Company. The Portfolio Company's schedule of investments as of June 30, 2009 is as follows:

MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

QUARTERLY REPORT
JUNE 30, 2009 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

                                                                                 % OF NET
                                                        COST       FAIR VALUE     ASSETS
                                                    -----------   ------------   --------
INVESTMENT FUNDS
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC      $    52,490   $     53,996      0.05%
Blenheim Fund, LP                                       738,897      1,708,905      1.72%
Bridgewater Pure Alpha Fund II, LLC                   2,109,311      2,238,701      2.25%
Clarium Capital LLC                                   1,754,353      2,057,798      2.07%
COMAC Global Macro Fund, LP                           2,300,000      2,394,771      2.40%
Crabel Fund, LP (Class A)                             2,300,000      2,402,914      2.41%
D.E. Shaw Oculus Fund, LLC                            1,384,466      2,562,259      2.57%
Fortress Commodities Fund LP                          2,305,926      2,423,366      2.43%
GS JBWere Global Trading Strategies (Cayman) Fund     2,300,000      2,175,863      2.19%
NWI Explorer Global Macro Fund, LP                    2,607,482      1,939,947      1.95%
QFS Global Macro Fund LLC                             2,142,753      2,247,764      2.26%
Touradji Global Resources Fund, LP (Series A)         1,371,901      2,591,401      2.60%
WCG Partners LP (Class A)                             2,097,294      2,503,830      2.51%
                                                    -----------   ------------    ------
TOTAL COMMODITY & TRADING                            23,464,873     27,301,515     27.41%
                                                    -----------   ------------    ------
DISTRESSED & CREDIT
Brigade Leveraged Capital Structured Fund, LP         2,156,092      2,180,323      2.19%
Cerberus Partners, L.P.                               1,144,204      1,973,263      1.98%
Chatham High Yield, Ltd.                              1,800,000      1,882,732      1.89%
Fir Tree Capital Opportunities, LP                    2,900,000      2,716,942      2.73%
Greywolf Capital Partners II, LP                        248,800        296,044      0.30%
King Street Capital, L.P.                             1,183,303      2,819,087      2.83%
Liberty Harbor I, LLC                                 2,700,000      2,551,875      2.56%
TPG Credit Opportunities Fund LP                      1,600,000      1,160,464      1.16%
                                                    -----------   ------------    ------
TOTAL DISTRESSED & CREDIT                            13,732,399     15,580,730     15.64%
                                                    -----------   ------------    ------
EQUITY HEDGE
Atlas Fundamental Trading Fund, LP                    2,300,000      2,256,411      2.26%
Coatue Qualified Partners, L.P.                       1,271,356      2,286,472      2.30%
Dabroes Investment Fund LP                            2,025,000      1,787,674      1.79%
Force Capital II LLC                                  2,849,840      2,656,131      2.67%
Galante Partners LP                                   1,600,000      1,811,925      1.82%
Horizon Portfolio LP                                  2,109,190      2,341,874      2.35%
Ivory Flagship Fund, LP                               2,115,250      3,254,589      3.27%
Meditor Euro Hedge Fund (B) Ltd.                      2,165,604      2,238,109      2.25%
Samlyn Onshore Fund LP                                1,750,000      2,693,961      2.70%
                                                    -----------   ------------    ------
TOTAL EQUITY HEDGE                                   18,186,240     21,327,146     21.41%
                                                    -----------   ------------    ------

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
JUNE 30, 2009

                                                                                 % OF NET
                                                        COST       FAIR VALUE     ASSETS
                                                    -----------   ------------   --------
INVESTMENT FUNDS (CONTINUED)
EVENT DRIVEN
Altima Global Special Situations Fund LP            $ 3,025,000   $  2,463,868      2.47%
Castlerigg Partners LP                                1,710,407      1,133,514      1.14%
Centaurus Alpha Fund LP                                  97,702         79,458      0.08%
Cevian Capital II LP (Class C)                        2,005,761      1,629,745      1.64%
Owl Creek II LP                                       3,600,000      3,891,187      3.91%
Pendragon (Lancelot II) Fund, LLC                       270,267        161,311      0.16%
Pershing Square I, LP                                 1,700,000      1,786,880      1.79%
Steel Partners II, LP                                 4,064,731      2,149,677      2.16%
Suttonbrook Capital Partners, L.P.                    2,792,209      2,651,407      2.66%
Tontine Capital Partners LP (Class C)                 1,563,542        307,041      0.31%
Trian Partners, LP                                    1,378,845      1,337,975      1.34%
Trian Partners, SPV II, LP                              900,000        725,495      0.73%
ValueAct Capital Partners, L.P.                         944,077        993,167      1.00%
ValueAct Capital Partners III, L.P.                       1,094            224      0.00%
                                                    -----------   ------------    ------
TOTAL EVENT DRIVEN                                   24,053,635     19,310,949     19.39%
                                                    -----------   ------------    ------
RELATIVE VALUE
Amaranth Partners, L.L.C.                               683,715        252,787      0.25%
Brookville Onshore Horizons Fund I, LP                2,550,000      2,667,421      2.68%
CFIP Domestic Fund                                    2,251,972      2,568,493      2.58%
Waterstone Market Neutral Fund                        1,947,079      2,567,163      2.58%
                                                    -----------   ------------    ------
TOTAL RELATIVE VALUE                                  7,432,766      8,055,864      8.09%
                                                    -----------   ------------    ------
VARIABLE EQUITY
Amiya Global Emerging Opportunities Fund, LP          1,150,000      1,365,029      1.37%
Concentric European Fund LLC                          1,560,178        275,069      0.27%
Gandhara Fund, LP                                        49,102         73,266      0.07%
Horseman Global Fund II, LP                           2,000,000      1,653,627      1.66%
Tontine Partners LP (Class C)                         1,624,258        255,581      0.26%
Tosca                                                   826,955        613,855      0.62%
Whitney Japan Partners, LP                            1,754,069      1,809,466      1.82%
Zebedee Focus Fund Ltd.                               2,967,855      3,893,783      3.91%
                                                    -----------   ------------    ------
TOTAL VARIABLE EQUITY                                11,932,417      9,939,676      9.98%
                                                    -----------   ------------    ------
TOTAL INVESTMENT FUNDS                              $98,802,330   $101,515,880    101.92%
                                                    ===========   ============    ======


MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
JUNE 30, 2009

FUTURES-A summary of the open futures contracts held by the Portfolio Company at June 30, 2009, is as follows:

                            NUMBER OF     EXPIRATION      UNREALIZED
TYPE OF CONTRACT            CONTRACTS        DATE        APPRECIATION
----------------            ---------   --------------   ------------
Russell 2000 Index E-MINI     (30)      September 2009      $46,650
                                                            =======

*    Percentages are based on net assets of $99,604,416.

At June 30, 2009, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $98,802,330. At June 30, 2009, accumulated net unrealized appreciation on investment funds was $2,713,550, consisting of $13,564,595 of gross unrealized appreciation and $(10,851,045) of gross unrealized depreciation.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio Company's investments carried at value:

                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                   -------   -------   ------------   ------------
Investment Funds   $    --     $--     $101,515,880   $101,515,880
Futures             46,650      --               --         46,650
                   -------     ---     ------------   ------------
TOTAL              $46,650     $--     $101,515,880   $101,562,530
                   =======     ===     ============   ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

BEGINNING BALANCE AS OF 3/31/09          $ 97,797,459
Realized loss                              (1,052,468)
Change in unrealized appreciation           4,487,393
Net purchase/sales                            283,496
Net transfers in and/or out of Level 3             --
                                         ------------
ENDING BALANCE AS OF 6/30/09             $101,515,880
                                         ============
Changes in unrealized gains (losses)
   included in earnings related to
   investments still held at reporting
   date                                  $  4,487,393
                                         ============

For information on the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are effective and are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the Investment Company Act of 1940 ("1940 Act") or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Man-Glenwood Lexington TEI, LLC


                                        By: /s/ John B. Rowsell
                                            ------------------------------------
                                            John B. Rowsell
                                            Principal Executive Officer

                                        Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ John B. Rowsell
                                            ------------------------------------
                                            John B. Rowsell
                                            Principal Executive Officer

                                        Date: August 27, 2009


                                        By: /s/ Alicia B. Derrah
                                            ------------------------------------
                                            Alicia B. Derrah
                                            Principal Financial Officer

                                        Date: August 27, 2009